Convertible Preferred Stock and Preferred Stock Warrants	12 Months Ended
Dec. 31, 2020
Convertible Preferred Stock and Preferred Stock Warrants
Convertible Preferred Stock and Preferred Stock Warrants

14. Convertible Preferred Stock and Preferred Stock Warrants

Concurrently with the closing of the IPO, all shares of convertible preferred stock were converted into 31,557,107 shares of common stock (See Notes 1 and 15). As of December 31, 2020, there was no preferred stock outstanding.

As of December 31, 2019, the Company’s certificate of incorporation, as then in effect, authorized the Company to issue 31,557,107 shares of par value $0.00001 per share convertible preferred stock. The holders of convertible preferred stock have liquidation rights in the event of a deemed liquidation that, in certain situations, were not solely within the control of the Company. Therefore the convertible preferred stock was classified outside of stockholders’ equity (deficit) on the consolidated balance sheet.

As of December 31, 2019, preferred stock consisted of the following ($ in millions, except for share amounts):

	December 31, 2019
		Preferred
	Preferred	Stock			Common Stock
	Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series Seed Preferred stock	7,905,140	7,905,140	$12.9	$13.0	7,905,140
Series A Preferred stock	3,328,774	3,328,774	14.0	13.6	3,328,774
Series B Preferred stock	4,511,417	4,511,417	34.1	34.1	4,511,417
Series C Preferred Stock	8,703,846	8,703,846	119.8	120.1	8,703,846
Series D Preferred Stock	7,107,930	7,107,930	299.4	300.0	7,107,930
	31,557,107	31,557,107	$480.2	$480.8	31,557,107

The holders of the preferred stock have the following rights and preferences:

Liquidation preference

In the event of a liquidation event, as defined in the Company’s Amended and Restated Certificate of Incorporation (the "COI"), the holders of Series D preferred Stock shall be entitled to receive, before any payment shall be made or declared to the holders of the Series Seed, A, B, and C preferred stock (collectively, the "Prior Preferred Stock") or to the holders of common stock, an amount equal to the Series D preferred stock original issue price, plus declared but unpaid dividends on such stock (the "Series D Preference"). After the full Series D Preference has been paid, and the liquidation preference of the Prior Preferred Stock has been paid, any remaining funds and assets of the Company legally available for distribution to stockholders shall be distributed pro rata among the holders of the common stock (the "Remaining Distribution"). For the purpose of determining the amount each holder of the preferred stock is entitled to receive, with respect to the Remaining Distribution, each such holder of the Series Seed, A, B, C, and D preferred stock shall be deemed to have converted such holder’s stock of Series Seed, A, B, C, and D preferred stock into common stock.

Voting rights

Holders of Series Seed, A, B, C and D preferred stock (collectively, "Preferred Stockholders") are entitled to vote on all matters and are entitled to the number of votes equal to the number of shares of common stock into which each share of preferred stock is then convertible, except as otherwise required by law or as set forth in the Company’s COI.

Dividends

Preferred Stockholders are entitled to receive, out of funds legally available, dividends prior and in preference to payment of any dividends (other than payable in common stock) on common stock, dividends at a rate of 8%, per share per annum, payable as and if declared by the board of directors. Such dividends shall not be cumulative. No dividends were declared or paid.

Conversion

Preferred stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such amount of fully paid and non-assessable common stock as is determined by dividing the Series Seed, A, B, C and D original issuance prices by the applicable conversion price in effect at the time of conversion. Preferred stock shall automatically be converted into common stock at the applicable conversion price in effect at the time for such conversion immediately upon the earlier of: (1) the closing of a qualified public offering with aggregate gross proceeds to the Company of at least $50.0 million, or (2) the date or the occurrence of an event, specified by vote or written consent or agreement of the Preferred Majority (as defined in the COI), provided that (i) if such election is made in connection with a Liquidation Event in which the holders of Series B Preferred would receive less than one times (1x) the Original Issue Price in respect of each share Series B preferred stock as a result of such election, then the vote of the Series B Majority (as defined in the COI) shall also be required, and (ii) if such election is made in connection with a Liquidation Event in which the holders of Series C Preferred would receive less than one times (1x) the Original Issue Price in respect of each share Series C preferred stock as a result of such election, then the vote of the Series C Majority (as defined in the COI) shall also be required.